CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 15	$ 35
Receivables, trade and other	76	65
Due from General Partner and affiliates	84	101
Accrued receivables	87	105
Other current assets	24	24
Assets, Current, Total	286	330
Property, plant and equipment, net	13,104	12,896
Equity investment in joint venture (Note 7)	1,517	1,565
Other assets, net	43	37
Total assets	14,950	14,828
Current liabilities:
Accounts payable and other	224	173
Due to General Partner and affiliates	34	48
Interest payable	88	85
Environmental liabilities	16	23
Property and other taxes payable	83	106
Current portion of long-term debt	600	500
Liabilities, Current	1,045	935
Long-term debt	6,126	6,366
Loans from General Partner and affiliate	750	610
Other long-term liabilities	244	178
Liabilities, Total	8,165	8,089
Commitments and contingencies (Note 13)
Partners’ capital:
General Partner	321	68
Accumulated other comprehensive loss	(171)	(199)
Total Enbridge Energy Partners, L.P. partners’ capital	1,682	1,770
Noncontrolling interests	5,103	4,969
Total Partners’ capital	6,785	6,739
Total Liabilities and Partners’ capital	14,950	14,828
Class E Units [Member]
Partners’ capital:
Common units	774	774
Class A Common Units [Member]
Partners’ capital:
Common units	491	860
Class B Common Units [Member]
Partners’ capital:
Common units	0	0
i-Units [Member]
Partners’ capital:
Common units	0	0
Class F Units [Member]
Partners’ capital:
Common units	267	267
Total Partners’ capital	$ 267	$ 267